Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Note 19. Cash and cash equivalents

	As of December 31
	2024	2023
Cash on hand	25,901	13,269
Cash equivalents	4,388	1,476
Tax refund securities[1]	28	2,769
Total cash and cash equivalents	$30,317	$17,514

1.	The balance as of December 31, 2024 and 2023 relates to tax refund securities (Colombian Tax Reimbursement Certificates) that are securities issued by the Colombian Ministry of Finance and Public Credit which are highly liquid and tradeable. They must be redeemed within one year with the tax authority to compensate payable taxes.

As of December 31, 2024 and 2023, cash and cash equivalents were not restricted or levied in any way as to limit availability thereof.